Convertible Notes Payable (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 24, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Converted Notes Payable (Textual)
Short-term debt outstanding		$ 600,000	$ 100,000
Borrowings from investors			6,800,000	2,130,000
Unsecured note interest	5.00%			5.00%
Unsecured notes conversion price	$ 2.50
Common shares issued for conversion	6,800,000		115,500	800,000
Warrants issued for conversion of notes	6,800,000
Debt Instrument, Maturity Date	Dec. 31, 2013	Feb. 26, 2015		Dec. 22, 2012
Warrants exercisable term			5 years
Warrants purchase price	$ 1
Convertible Notes Payable [Member]
Converted Notes Payable (Textual)
Short-term debt outstanding			2,432,500
Convertible Notes Payable [Member] | UTCH [Member]
Converted Notes Payable (Textual)
Common shares issued for conversion	4,557,000
Warrants issued for conversion of notes	4,557,000
Debt Instrument, Maturity Date	Dec. 31, 2013
Convertible Notes Payable [Member] | GPEC [Member]
Converted Notes Payable (Textual)
Borrowings from investors			$ 2,124,500
Unsecured note interest	5.00%
Unsecured notes conversion price	$ 2.50
Warrants purchase price	$ 1